Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 4,048,767	$ 2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Restricted stock expense	263,216	119,320
Net cash provided by operating activities	10,223,471	7,132,497
Cash flows from investing activities:
Net cash used in investing activities	(34,625,862)	(11,786,857)
Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	32,098,162	(6,141,395)
Net increase (decrease) in cash and cash equivalents	7,695,771	(10,795,755)
Parent Company
Cash flows from operating activities:
Net income	4,048,767	2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(3,616,525)	(2,965,772)
Restricted stock expense	263,216	119,320
Other, net	157,883	(542,585)
Net cash provided by operating activities	853,341	(517,599)
Cash flows from investing activities:
Investment in subsidiary bank	0	(10,500,000)
Net cash used in investing activities	0	(10,500,000)
Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	(811,207)	(795,443)
Net increase (decrease) in cash and cash equivalents	42,134	(11,813,042)
Cash and cash equivalents at beginning of year	6,391	11,819,433
Cash and cash equivalents at end of year	$ 48,525	$ 6,391